Fair value measurements - Summary of changes in the fair value of warrant liabilities (Detail) - Haymaker III [Member] - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Feb. 14, 2022	Feb. 09, 2022	Feb. 04, 2022	Mar. 04, 2021
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Change in valuation inputs or other assumptions	$ (2,351,375)	$ (619,543)		$ (18,826,459)
Fair Value, Inputs, Level 3 [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance	4,063,666	$ 0		0
Additional warrants issued in over-allotment				1,420,125
Transfer of Public Warrants to Level 1 measurement				(16,748,125)
Change in valuation inputs or other assumptions	(1,001,200)			(7,793,334)
Ending balance	3,134,466			4,063,666
Convertible Promissory Note [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Initial measurement of draw on convertible promissory note - related party	72,800				$ 14,800	$ 27,600	$ 29,600
Convertible Promissory Note [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Initial measurement of draw on convertible promissory note - related party	72,800				$ 14,800	$ 27,600	$ 29,600
Private Placement Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance	4,063,666
Additional warrants issued in over-allotment			$ 1,420,125
Change in valuation inputs or other assumptions			(7,793,334)
Ending balance	3,061,666		4,063,666	4,063,666
Private Placement Warrants | Fair Value, Inputs, Level 3 [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance	4,063,666
Initial measurement of Public Warrants and Private Placement Warrants as of March 4, 2021								$ 27,185,000
Ending balance	3,061,666			4,063,666
Public Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance	5,715,000
Ending balance	4,365,625			5,715,000
Public Warrants | Fair Value, Inputs, Level 1 [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance	5,715,000
Transfer of Public Warrants to Level 1 measurement			$ (16,748,125)
Ending balance	$ 4,365,625			$ 5,715,000
Public Warrants And Private Placement Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Initial measurement of Public Warrants and Private Placement Warrants as of March 4, 2021								$ 27,185,000